Taxation - Schedule of Valuation Allowance Of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Schedule of Valuation Allowance of Deferred Tax Assets [Abstract]
Balance at the beginning of the year	$ 11,437,165
Additions	781,838	$ 583,932
Foreign currency translation adjustments	(634,531)	(27,550)
Balance at the end of the year	$ 11,584,472	$ 11,437,165